Other Current Assets - Schedule of Other Current Assets (Detail) - USD ($)	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Current Assets [Line Items]
Advances to employees	$ 115,956		$ 17,063	$ 1,867
Director & Officers insurance			2,582	2,243
Other current assets	13,262		4,077
Total	$ 129,218	$ 12,573	21,140	4,110
Previously Reported [Member]
Schedule Of Other Current Assets [Line Items]
Other current assets			1,495	$ 0
Total			$ 21,140